RISK MANAGEMENT - Sensitivity analysis (Details) - Currency risk € in Thousands, R$ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 BRL (R$) Rate	Jun. 30, 2026 USD ($) Rate	Jun. 30, 2026 EUR (€) Rate	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)
U.S. dollar
Disclosure of detailed information about financial instruments [line items]
Final rate			5.2	5.2	5.2
Exposed assets (liabilities), net			R$ (18,858,451)	$ (3,643,019)		R$ (35,729,371)	$ (6,493,416)
U.S. dollar | Interest rate devaluation by -10%
Disclosure of detailed information about financial instruments [line items]
Final rate			4.7	4.7	4.7
Effect on profit or loss | $	$ 1,885,845
U.S. dollar | Interest rate devaluation by -25%
Disclosure of detailed information about financial instruments [line items]
Final rate			3.9	3.9	3.9
Effect on profit or loss | $	4,714,613
U.S. dollar | Interest rate appreciation by 10%
Disclosure of detailed information about financial instruments [line items]
Final rate			5.7	5.7	5.7
Effect on profit or loss | $	(1,885,845)
U.S. dollar | Interest rate appreciation by 25%
Disclosure of detailed information about financial instruments [line items]
Final rate			6.5	6.5	6.5
Effect on profit or loss | $	$ (4,714,613)
Euro
Disclosure of detailed information about financial instruments [line items]
Final rate			5.9	5.9	5.9
Exposed assets (liabilities), net			R$ 60,807		€ 10,288	R$ 125,823		€ 19,450
Euro | Interest rate devaluation by -10%
Disclosure of detailed information about financial instruments [line items]
Final rate			5.3	5.3	5.3
Effect on profit or loss | €		€ (6,081)
Euro | Interest rate devaluation by -25%
Disclosure of detailed information about financial instruments [line items]
Final rate			4.4	4.4	4.4
Effect on profit or loss | €		(15,202)
Euro | Interest rate appreciation by 10%
Disclosure of detailed information about financial instruments [line items]
Final rate			6.5	6.5	6.5
Effect on profit or loss | €		6,081
Euro | Interest rate appreciation by 25%
Disclosure of detailed information about financial instruments [line items]
Final rate			7.4	7.4	7.4
Effect on profit or loss | €		€ 15,202